Loans and advances, net (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	¥ 1,264,800		¥ 2,093,511
Total	1,388,634	$ 201,970	2,113,608
1-30 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	77,162		17,065
31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	15,440		2,427
61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	10,099		276
91-120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	5,197		283
121-150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	3,895		46
151-180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	3,125		0
181-360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	8,916		0
Over 360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	0		0
Loans receivable | Auto-backed loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	383,469		1,331,760
Total	410,816	59,752	1,335,803
Loans receivable | Auto-backed loans | 1-30 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	15,939		3,015
Loans receivable | Auto-backed loans | 31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	3,523		813
Loans receivable | Auto-backed loans | 61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	3,663		50
Loans receivable | Auto-backed loans | 91-120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	578		165
Loans receivable | Auto-backed loans | 121-150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	0		0
Loans receivable | Auto-backed loans | 151-180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	496		0
Loans receivable | Auto-backed loans | 181-360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	3,148		0
Loans receivable | Auto-backed loans | Over 360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	0		0
Loans receivable | Other secured loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	324,102		265,025
Total	336,348	48,920	265,025
Loans receivable | Other secured loans | 1-30 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	7,929		0
Loans receivable | Other secured loans | 31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	3,168		0
Loans receivable | Other secured loans | 61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	1,149		0
Loans receivable | Other secured loans | 91-120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	0		0
Loans receivable | Other secured loans | 121-150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	0		0
Loans receivable | Other secured loans | 151-180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	0		0
Loans receivable | Other secured loans | 181-360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	0		0
Loans receivable | Other secured loans | Over 360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	0		0
Loans receivable | Unsecured loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	557,229		496,726
Total	641,470	93,298	512,780
Loans receivable | Unsecured loans | 1-30 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	53,294		14,050
Loans receivable | Unsecured loans | 31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	8,749		1,614
Loans receivable | Unsecured loans | 61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	5,287		226
Loans receivable | Unsecured loans | 91-120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	4,619		118
Loans receivable | Unsecured loans | 121-150 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	3,895		46
Loans receivable | Unsecured loans | 151-180 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	2,629		0
Loans receivable | Unsecured loans | 181-360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	5,768		0
Loans receivable | Unsecured loans | Over 360 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Days Past Due	¥ 0		¥ 0
Acquired non-performing loans | Auto-backed loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total | $		105,215
Acquired non-performing loans | Other secured loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total | $		53,003
Acquired non-performing loans | Unsecured loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total | $		$ 28,771